Offerings	Aug. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00004 per share
Amount Registered | shares	3,364,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 20,184,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,090.17
Offering Note	This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by the Resale Shareholders of up to 3,364,000 Class A Ordinary Shares previously issued to the Resale Shareholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00004 per share
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 10,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,607.55
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00004 per share
Amount Registered | shares	262,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 1,575,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 241.13
Offering Note	Reflects the additional Class A Ordinary Shares that the underwriter has the option to purchase to cover over-allotments, if any.